Current Liabilities (Details Textual)	3 Months Ended		12 Months Ended
	Sep. 30, 2013 USD ($)	Sep. 30, 2012 USD ($)	Jun. 30, 2013 USD ($)	Jun. 30, 2012 USD ($)	Sep. 30, 2013 AUD	Jun. 30, 2013 AUD	Jun. 30, 2012 AUD
Current Liabilites Textual [Abstract]
Line of credit with a bank in Sydney Australia						30,000,000
Company used line of credit facility					30,000,000		25,000,000
Interest expense charged to cost of revenue related to the loan	$ 465,783	$ 456,689	$ 1,905,471	$ 1,711,920